Consolidated Statements of Changes in Shareholders’ Equity - CAD ($) $ in Thousands	Share Capital	Warrants	Stock-based Compensation	Contributed Surplus	Deficit	Accumulated Other Comprehensive Income	Total
Shares, beginning of period at Dec. 31, 2015	52,139,626
Balance, beginning of period at Dec. 31, 2015	$ 325,624	$ 0	$ 22,591	$ 22,707	$ (89,075)	$ 137	$ 281,984
Share issuance, shares	1,000,000
Share issuance	$ 17,400						17,400
Share issuance acquisition of SnipGold Corp., shares	695,277
Share issuance acquisition of SnipGold Corp.	$ 12,452						12,452
Share issuance costs	$ (1,597)						(1,597)
Stock-based compensation			3,670				3,670
Stock options and warrants - acquisition of SnipGold Corp.			619				619
Exercised options, shares	303,644
Exercised options	$ 4,517		(1,273)				3,244
Expired options			(9,021)	9,021			0
Shares - RSUs, shares	183,250
Shares - RSUs	$ 1,835		(1,835)				0
Deferred tax	$ 419						419
Other comprehensive income						456	456
Net loss for the year					(7,289)		(7,289)
Shares, end of period at Dec. 31, 2016	54,321,797
Balance, end of period at Dec. 31, 2016	$ 360,650	0	14,751	31,728	(96,364)	593	311,358
Share issuance, shares	2,400,000
Share issuance	$ 33,470						33,470
Share issuance - acquisition of Snowstorm, shares	700,000
Share issuance - acquisition of Snowstorm	$ 10,073						10,073
Share issuance costs	$ (2,660)						(2,660)
Stock-based compensation			7,518				7,518
Warrant issuance - acquisition of Snowstorm		3,275					3,275
Exercised options, shares	190,984
Exercised options	$ 3,002		(737)				2,265
Exercised warrants, shares	1,587
Exercised warrants	$ 30		(15)				15
Expired options			(4,312)	4,312			0
Shares - RSUs, shares	62,750
Shares - RSUs	$ 656		(656)				0
Deferred tax	$ 709						709
Other comprehensive income						(98)	(98)
Net loss for the year					(10,287)		(10,287)
Shares, end of period at Dec. 31, 2017	57,677,118
Balance, end of period at Dec. 31, 2017	$ 405,930	$ 3,275	$ 16,549	$ 36,040	$ (106,651)	$ 495	$ 355,638